Average Annual Total Returns - U.S. Managed Volatility Fund		12 Months Ended	60 Months Ended	120 Months Ended	192 Months Ended
	Feb. 18, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.76%	8.83%	8.84%	11.38%
Performance Inception Date	Dec. 31, 2008
SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.68%	6.08%	5.94%	8.62%
SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.88%	6.69%	6.50%	8.77%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		26.29%	15.69%	12.03%	13.96%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		9.14%	9.66%	9.71%	11.59%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.96%	15.16%	11.48%	13.83%
The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.32%	10.52%	9.93%	12.09%